Shareholder Report, Holdings (Details)	Jul. 31, 2025
Carbon Collective Climate Solutions U.S. Equity ETF | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Carbon Collective Climate Solutions U.S. Equity ETF | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Carbon Collective Climate Solutions U.S. Equity ETF | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Carbon Collective Climate Solutions U.S. Equity ETF | Carrier Global Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Carbon Collective Climate Solutions U.S. Equity ETF | Southern Copper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Carbon Collective Climate Solutions U.S. Equity ETF | Waste Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Carbon Collective Climate Solutions U.S. Equity ETF | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Carbon Collective Climate Solutions U.S. Equity ETF | Republic Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Carbon Collective Climate Solutions U.S. Equity ETF | Nucor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Carbon Collective Climate Solutions U.S. Equity ETF | Cameco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Carbon Collective Climate Solutions U.S. Equity ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
Carbon Collective Climate Solutions U.S. Equity ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Carbon Collective Climate Solutions U.S. Equity ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Carbon Collective Climate Solutions U.S. Equity ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Carbon Collective Climate Solutions U.S. Equity ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Carbon Collective Climate Solutions U.S. Equity ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Carbon Collective Climate Solutions U.S. Equity ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Carbon Collective Climate Solutions U.S. Equity ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Carbon Collective Climate Solutions U.S. Equity ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Carbon Collective Climate Solutions U.S. Equity ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Carbon Collective Short Duration Green Bond ETF | HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Carbon Collective Short Duration Green Bond ETF | Dominion Energy, Inc., 2.25%, 08/15/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Carbon Collective Short Duration Green Bond ETF | AES Corp., 1.38%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Carbon Collective Short Duration Green Bond ETF | Public Service Co. of Oklahoma, 2.20%, 08/15/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Carbon Collective Short Duration Green Bond ETF | JPMorgan Chase & Co., 6.07% (SOFR + 1.33%), 10/22/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Carbon Collective Short Duration Green Bond ETF | Brookfield Finance, Inc., 2.72%, 04/15/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Carbon Collective Short Duration Green Bond ETF | Santander Holdings USA, Inc., 5.81% (SOFR + 2.33%), 09/09/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Carbon Collective Short Duration Green Bond ETF | Micron Technology, Inc., 2.70%, 04/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Carbon Collective Short Duration Green Bond ETF | Lennox International, Inc., 1.35%, 08/01/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Carbon Collective Short Duration Green Bond ETF | Jabil, Inc., 4.25%, 05/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Carbon Collective Short Duration Green Bond ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Carbon Collective Short Duration Green Bond ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Carbon Collective Short Duration Green Bond ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Carbon Collective Short Duration Green Bond ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Carbon Collective Short Duration Green Bond ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Carbon Collective Short Duration Green Bond ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Carbon Collective Short Duration Green Bond ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%